Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of Defined Benefit Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets
The following table summarizes defined benefit pension plans with accumulated benefit obligations in excess of plan assets:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Accumulated benefit obligation	$721.9	$719.7	$211.4	$412.5	$933.3	$1,132.2
Fair value of plan assets	532.3	509.1	169.3	379.5	701.6	888.6

Summary of Defined Benefit Pension Plans with Projected Benefit Obligation in Excess of Plan Assets
The following table summarizes defined benefit pension plans with projected benefit obligations in excess of plan assets:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Projected benefit obligation	$721.9	$719.7	$240.3	$555.5	$962.2	$1,275.2
Fair value of plan assets	532.3	509.1	169.3	494.3	701.6	1,003.4

Summary of Amounts Included in Accumulated Other Comprehensive Loss Related to Other Postretirement Benefit Plans
following table summarizes the amounts in accumulated other comprehensive loss at December 31, 2017 that are expected to be amortized as components of net periodic benefit cost during the next fiscal year related to pension amendments:

(in millions)	Defined benefit pension plans
Prior service cost	$(0.1)
Oth

Schedule of Weighted Average Actuarial Assumptions and Valuation Methodologies Used in Defined Benefit Plans
asset valuation methodologies are described below:

Fair value methodology	Description
Cash	This represents cash at banks. The amount of cash in the bank account represents the fair value.

Investment funds
Values are based on the net asset value of the units held at year end. The net asset values are based on the fair value of the underlying assets of the funds, minus their liabilities, and then divided by the number of units outstanding at the valuation date. The funds are traded on private markets that are not active; however, the unit price is based primarily on observable market data of the fund’s underlying assets.

Insurance contracts	The fair value is based on the present value of the accrued benefit.
Dom
significant weighted average actuarial assumptions used in determining the benefit obligations and net periodic benefit cost (income) for the Company’s defined benefit plans are as follows:

	Domestic		Foreign
	December 31,		December 31,
	2017	2016	2017	2016
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	3.87%	4.39%	2.61%	2.84%
Expected annual rate of compensation increase	N/A	N/A	2.87%	2.87%

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2017	2016	2015	2017	2016	2015
Actuarial assumptions used to determine net periodic benefit cost (income) for the period:
Discount rate	4.39%	4.74%	4.31%	2.84%	3.65%	3.51%
Expected rate of return on plan assets	7.00%	7.50%	7.50%	5.01%	6.18%	6.07%
Expected annual rate of compensation increase	N/A	N/A	N/A	2.87%	2.86%	2.80%
Dis

Summary of Allocation of Plan Assets
weighted average target asset allocation for defined benefit pension plans in the year ended December 31, 2017 is as follows:

	Domestic	Foreign
Asset category:
Equity securities	50.0%	34.8%
Debt securities	45.0%	59.0%
Other	5.0%	6.2%
Total	100.0%	100.0%
Pla

Schedule of Benefit Payments
following table shows benefit payments that are projected to be paid from plan assets in each of the next five years and in aggregate for five years thereafter:

	Defined benefit pension plans			Other postretirement benefits
(in millions)	Domestic	Foreign	Total
2018	$37.3	$17.1	$54.4	$0.5
2019	36.8	17.0	53.8	0.5
2020	37.9	17.6	55.5	0.1
2021	38.8	18.7	57.5	0.1
2022	39.7	20.9	60.6	0.1
2023 through 2027	209.6	116.1	325.7	0.3
Def

Schedule of Company's Participation in Multi Employer Plans

1)	The plan contributions by the Company did not represent more than five percent of total contributions to the plans as indicated in the plans’ most recently available annual report.

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of Changes in Projected Benefit Obligations, Fair Value of Plan Assets and Funded Status
The following summarizes the Company’s defined benefit pension plans’ projected benefit obligations, plan assets and funded status:

	Domestic		Foreign		Total
	Year ended December 31,		Year ended December 31,		Year ended December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Change in projected benefit obligations:
Actuarial present value of benefit obligations at beginning of year	$719.7	$691.9	$555.5	$531.7	$1,275.2	$1,223.6
Service cost	—	—	2.5	2.5	2.5	2.5
Interest cost	30.8	32.0	16.2	18.3	47.0	50.3
Benefits paid	(34.2)	(32.1)	(27.9)	(23.9)	(62.1)	(56.0)
Plan amendments	—	—	2.7	(1.6)	2.7	(1.6)
Settlement	(44.3)	—	—	—	(44.3)	—
Curtailment	—	—	—	(1.3)	—	(1.3)
Actuarial loss	49.9	27.9	13.3	86.1	63.2	114.0
Foreign exchange and other	—	—	49.7	(56.3)	49.7	(56.3)
Actuarial present value of benefit obligations at end of year	$721.9	$719.7	$612.0	$555.5	$1,333.9	$1,275.2

Change in the fair value of plan assets:
Plan assets at beginning of year	$509.1	$497.6	$494.3	$481.5	$1,003.4	$979.1
Actual return on plan assets	80.0	40.1	37.4	66.3	117.4	106.4
Contributions by employer	12.1	3.5	26.1	28.1	38.2	31.6
Benefits paid	(34.2)	(32.1)	(27.9)	(23.9)	(62.1)	(56.0)
Settlement	(34.7)	—	(1.3)	—	(36.0)	—
Foreign exchange and other	—	—	46.3	(57.7)	46.3	(57.7)
Plan assets at end of year	$532.3	$509.1	$574.9	$494.3	$1,107.2	$1,003.4
Funded status at end of year	$(189.6)	$(210.6)	$(37.1)	$(61.2)	$(226.7)	$(271.8)

Schedule of Defined Benefit Plans Amount Recognized in Balance Sheet
Net amounts related to the Company’s defined benefit pension plans recognized in the consolidated balance sheets consist of:

	Domestic		Foreign		Total
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Overfunded net benefit obligation in other assets	$—	$—	$33.9	$—	$33.9	$—
Current portion of net benefit obligation in other accrued expenses	(3.5)	(3.6)	(2.1)	(1.9)	(5.6)	(5.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(186.1)	(207.0)	(68.9)	(59.3)	(255.0)	(266.3)
Net liability recognized at end of year	$(189.6)	$(210.6)	$(37.1)	$(61.2)	$(226.7)	$(271.8)

Components of Net Periodic Benefit (Income) Cost Recognized Related to Benefit Pension Plans
The following table summarizes the components of net periodic benefit (income) cost recognized in the consolidated statements of operations related to defined benefit pension plans:

	Domestic			Foreign			Total
	Year ended December 31,			Year ended December 31,			Year ended December 31,
(in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Service cost (1)	$—	$—	$—	$2.5	$2.5	$5.4	$2.5	$2.5	$5.4
Interest cost (2)	30.8	32.0	30.8	16.2	18.3	20.1	47.0	50.3	50.9
Expected return on plan assets (2)	(30.9)	(32.5)	(35.8)	(26.0)	(28.7)	(30.2)	(56.9)	(61.2)	(66.0)
Amortization of unrecognized prior service credits (2)	—	—	—	(0.2)	—	—	(0.2)	—	—
Settlement (3)	(9.7)	—	—	—	—	(1.4)	(9.7)	—	(1.4)
Curtailment (3)	—	—	—	—	(1.3)	(2.6)	—	(1.3)	(2.6)
Actuarial loss (2)	0.8	20.3	12.1	3.2	48.5	12.5	4.0	68.8	24.6
Net periodic benefit (income) cost	$(9.0)	$19.8	$7.1	$(4.3)	$39.3	$3.8	$(13.3)	$59.1	$10.9

(1)	Service cost is included in warehouse, selling and administrative expenses.

(2)	These amounts are included in other expense, net.

(3)
In 2017, the settlement gain is related to a lump sum offering accepted by participants in the USA segment. In 2016 and 2015, the settlement and curtailment gains are a result of the restructuring activities in the EMEA segment. Settlement and curtailment gains are included in other expense, net.

Th

Summary of Pre-tax Amounts Included in Accumulated Other Comprehensive Loss Related to Other Postretirement Benefit Plans
following summarizes pre-tax amounts included in accumulated other comprehensive loss at December 31, 2017 related to pension plan amendments:

(in millions)	Defined benefit pension plans
Net prior service cost	$(1.4)
The

Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of Changes in Projected Benefit Obligations, Fair Value of Plan Assets and Funded Status
following summarizes the Company’s other postretirement benefit plan’s accumulated postretirement benefit obligation, plan assets and funded status:

	Other postretirement benefits
	Year ended December 31,
(in millions)	2017	2016
Change in accumulated postretirement benefit obligations:
Actuarial present value of benefit obligations at beginning of year	$2.8	$3.4
Service cost	—	—
Interest cost	0.2	0.1
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Actuarial gain	(0.2)	(0.2)
Actuarial present value of benefit obligations at end of year	$2.5	$2.8
Change in the fair value of plan assets:
Plan assets at beginning of year	$—	$—
Contributions by employer	0.3	0.5
Contributions by participants	0.4	0.3
Benefits paid	(0.7)	(0.8)
Plan assets at end of year	$—	$—
Funded status at end of year	$(2.5)	$(2.8)
Net

Schedule of Defined Benefit Plans Amount Recognized in Balance Sheet
amounts related to the Company’s other postretirement benefit plan recognized in the consolidated balance sheets consist of:

	Other postretirement benefits
	December 31,
(in millions)	2017	2016
Current portion of net benefit obligation in other accrued expenses	$(0.4)	$(0.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(2.1)	(2.3)
Net liability recognized at end of year	$(2.5)	$(2.8)
The

Components of Net Periodic Benefit (Income) Cost Recognized Related to Benefit Pension Plans
following table summarizes the components of net periodic benefit income recognized in the consolidated statements of operations related to other postretirement benefit plans:

	Other postretirement benefits
	Year ended December 31,
(in millions)	2017	2016	2015
Service cost (1)	$—	$—	$0.1
Interest cost (2)	0.2	0.1	0.2
Amortization of unrecognized prior service credits (2)	—	(4.5)	(11.9)
Actuarial gain (2)	(0.2)	(0.2)	(3.5)
Net periodic benefit income	$—	$(4.6)	$(15.1)

(1)	Service cost is included in warehouse, selling and administrative expenses.

(2)	These amounts are included in other expense, net.

Summary of Pre-tax Amounts Included in Accumulated Other Comprehensive Loss Related to Other Postretirement Benefit Plans
following table summarizes the components of net periodic benefit income recognized in the consolidated statements of operations related to other postretirement benefit plans:

	Other postretirement benefits
	Year ended December 31,
(in millions)	2017	2016	2015
Service cost (1)	$—	$—	$0.1
Interest cost (2)	0.2	0.1	0.2
Amortization of unrecognized prior service credits (2)	—	(4.5)	(11.9)
Actuarial gain (2)	(0.2)	(0.2)	(3.5)
Net periodic benefit income	$—	$(4.6)	$(15.1)

(1)	Service cost is included in warehouse, selling and administrative expenses.

(2)	These amounts are included in other expense, net.

A

Domestic [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of Allocation of Plan Assets
following summarizes the fair value of domestic plan assets by asset category and level within the fair value hierarchy.

	December 31, 2017
(in millions)	Total	Level 1	Level 2
Cash	$2.6	$2.6	$—
Investments funds (1)	529.7	—	529.7
Total	$532.3	$2.6	$529.7

(1)	This category includes investments in 30.8% in US equities, 19.7% in non-US equities, 44.5% in US corporate bonds and 5.0% in other investments.

	December 31, 2016
(in millions)	Total	Level 1	Level 2
Cash	$2.4	$2.4	$—
Investments funds (1)	506.7	—	506.7
Total	$509.1	$2.4	$506.7

(1)	This category includes investments in 30.0% in US equities, 20.0% in non-US equities, 44.9% in US corporate bonds and 5.1% in other investments.

Foreign [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of Allocation of Plan Assets
following summarizes the fair value of foreign plan assets by asset category and level within the fair value hierarchy:

	December 31, 2016
(in millions)	Total	Level 1	Level 2	Level 3
Cash	$4.6	$4.6	$—	$—
Investments:
Investment funds (1)	474.1	—	474.1	—
Insurance contracts	15.6	—	—	15.6
Total investments	$489.7	$—	$474.1	$15.6
Total	$494.3	$4.6	$474.1	$15.6

(1)
This category includes investments in 8.4% in US equities, 30.2% in non-US equities, 2.8% in US corporate bonds, 24.0% in non-US corporate bonds, 0.3% in US government bonds, 25.9% in non-US government bonds and 8.4% in other investments.

The
following summarizes the fair value of foreign plan assets by asset category and level within the fair value hierarchy:

	December 31, 2017
(in millions)	Total	Level 1	Level 2	Level 3
Cash	$4.0	$4.0	$—	$—
Investments:
Investment funds (1)	552.7	—	552.7	—
Insurance contracts	18.2	—	—	18.2
Total investments	$570.9	$—	$552.7	$18.2
Total	$574.9	$4.0	$552.7	$18.2

(1)	This category includes investments in 11.0% in US equities, 22.0% in non-US equities, 29.2% in non-US corporate bonds, 32.0% in non-US government bonds and 5.8% in other investments.
The

Summary of Changes in Foreign Plans Assets Valued Using Significant Unobservable Inputs
following table presents changes in the foreign plan assets valued using significant unobservable inputs (Level 3):

(in millions)	Insurance contracts
Balance at January 1, 2016	$13.8
Actual return on plan assets:
Related to assets still held at year end	2.2
Purchases, sales and settlements, net	0.1
Foreign exchange	(0.5)
Balance at December 31, 2016	$15.6

C
following table presents changes in the foreign plan assets valued using significant unobservable inputs (Level 3):

(in millions)	Insurance contracts
Balance at January 1, 2017	$15.6
Actual return to plan assets:
Related to assets still held at year end	0.1
Purchases, sales and settlements, net	0.3
Foreign exchange	2.2
Balance at December 31, 2017	$18.2
The